Cost of sales (Schedule of Cost of Sales) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Purchases | ₪			₪ 283,196	₪ 279,533	₪ 240,998
Transportation | ₪			2,938	2,186	1,966
Depreciation and amortization | ₪			2,246	2,335	2,314
Maintenance | ₪			7,905	4,893	4,175
Other costs and expenses | ₪			3,467	2,226	1,910
Cost of sales, gross | ₪			299,752	291,173	251,363
Change in finished goods | ₪			8,965	(19,389)	(11,331)
Cost of sales | ₪			₪ 308,717	₪ 271,784	₪ 240,032
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Purchases | $		$ 88,086
Transportation | $		914
Depreciation and amortization | $		699
Maintenance | $		2,459
Other costs and expenses | $		1,078
Cost of sales, gross | $		93,236
Change in finished goods | $		2,788
Cost of sales | $	[1]	$ 96,024

[1]	Convenience Translation into US Dollars.